CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1	$ 1,104	$ 539		$ 6
Other accounts receivable and prepaid expenses	61	14	11		21
Total current assets	62	1,118	550		27
PROPERTY AND EQUIPMENT, NET	2	2	0		0
Total assets	64	1,120	550		27
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	2,085	1,697	943		1,379
Other accounts payable	1,175	1,255	1,111		857
Short-term convertible notes	0	898	0	[1]	0
Total current liabilities	3,260	3,850	2,054		2,236
LONG-TERM LIABILITIES:
Deferred shares		0			216
Liability related to stock options and warrants	1,831	630	923		60
Total long-term liabilities	1,831	630	923		276
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of £ 0.01 par value	258	245	229		225
Additional paid-in capital	14,333	13,199	11,373		9,836
Receipts on account of shares	0	118	0		75
Deficit accumulated during the development stage	(19,618)	(16,922)	(14,029)		(12,621)
Total shareholders' deficiency	(5,027)	(3,360)	(2,427)		(2,485)
Total liabilities and shareholders' deficiency	$ 64	$ 1,120	$ 550		$ 27

[1]	Represents an amount lower than $ 1.